Principal Accounting Policies - Revenue recognition (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounting Policies [Abstract]
Agency service fees to third-party advertising agencies	¥ 180.7	$ 26.0	¥ 215.2	¥ 223.3
Revenues recognized from noncash transactions	8.7	1.3	17.8	¥ 4.4
Revenue from advertising-for-advertising barter transactions	¥ 7.4	$ 1.1	¥ 4.7